Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2013
Description of Business and Summary of Significant Accounting Policies [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
The following table represents a summary of the changes in the reserve for allowance for doubtful accounts, returns and allowances and cash discounts for fiscal 2013, 2012 and 2011 (in millions):

	2013	2012	2011
Balance at the beginning of period	$26.9	$30.1	$7.8
Reduction in sales and charges to costs and expenses (1)	126.4	107.9	78.2
Deductions	(126.5)	(111.1)	(55.9)
Balance at the end of period	$26.8	$26.9	$30.1
(1) Includes the impact of acquisitions.

Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
For financial reporting purposes, we provide depreciation and amortization primarily on a straight-line method over the estimated useful lives of the assets as follows:

Buildings and building improvements	15-40 years
Machinery and equipment	3-44 years
Transportation equipment	3-8 years